Related party transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Leadership Team
For each of the periods presented, the following compensation was granted to the members of the Leadership Team of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2021	2022	2023
Personnel expenses and other short-term employee benefits	3,456	2,176	2,856
Extra pension benefits	11	43	33
Share-based compensation	2,067	1,989	2,081
Advisory fees	—	661	471
Executive Committee members compensation	5,534	4,869	5,441
As of December 31, 2023, two members of the Leadership Team were also members of the Executive Board.
Calculation of share-based compensation is detailed in Note 11.b.
Members of the Supervisory Board
The Company recognized a provision of €353 thousand for attendance fees (jetons de presence) relating to the year ended December 31, 2023 which should be paid in 2024. This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of €338 thousand and €348 thousand as of December 31, 2021 and 2022, respectively.
Related parties
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab, IPH5201). The payments between the two companies as well as the liabilities and receivables as of 31 December 2023 are as follows:

	As of December 31, 2023
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	4,724	648
Payments (the Company towards AstraZeneca) / Liabilities	(10,911)	(3,301)
Total(1)	(6,187)	(2,653)

Subsidiaries
The business relationships between the Company and its subsidiary Innate Pharma Inc are governed by intra-group agreements, conducted at standard conditions on an arm’s length basis.